9. RELATED PARTY TRANSACTIONS: Schedule of Related party transactions and balances (Tables)	12 Months Ended
Sep. 30, 2018
Tables/Schedules
Schedule of Related party transactions and balances

		Years ended		Balace due
	Services	September 30, 2018	September 30, 2017	As at September 30, 2018	As at September 30, 2017
Amounts due to:
Jason Weber	Consulting fee	$ 120,000	$ 120,000	$ 24,093	$ 80

Pacific Opportunity Capital Ltd. (a)	Accounting, financing and shareholder communication services	$ 176.745	$ 173,025	$ 252,535 (b)	$ 75,600
TOTAL:				$ 276,628	$ 75,680

(a) The president of Pacific Opportunity Capital Ltd., a private company, is a director of the Company.

(b) Includes a $60,000 advance that is non-interest bearing without specific terms of repayment.